Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	UNITED BANCSHARES INC/OH
Document Type	10-K
Current Fiscal Year End Date	--12-31
Trading Symbol	uboh
Entity Common Stock, Shares Outstanding		3,266,877
Entity Public Float			$ 55,655,207
Amendment Flag	false
Entity Central Index Key	0001087456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY